Stock-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation [Abstract]
Options outstanding, beginning	21,593,385	16,203,385
Options granted	10,110,000	5,550,000
Options exercised	0	0
Options forfeited or expired	0	(160,000)
Options outstanding, ending	31,703,385	21,593,385
Options exercisable	31,703,385
Weighted average exercise price, outstanding, beginning	$ 0.31	$ 0.38
Weighted average exercise price, granted	.25	0.11
Weighted average exercise price, exercised	.00	0.00
Weighted average exercise price, forfeited or expired	.00	.00
Weighted average exercise price, outstanding, ending	.29	$ 0.31
Weighted average exercise price, exercisable	$ .29